Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Summary of Accounts Receivable

	December 31
	2024	2025
	US$	US$
Trade accounts receivable	233,749	211,547
Allowance for doubtful accounts	(5)	(1)

	233,744	211,546

Changes in Allowances
The changes in the allowances are summarized as follows:

	Year Ended December 31
	2023	2024	2025
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	569	20	5
Additions (reversals) charged to expense, net	(549)	(15)	(4)

Balance, end of year	20	5	1